Net Assets - Fund Repurchased Shares of Fund's Class (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023
Investment Company, Changes in Net Assets [Line Items]
Shares repurchased (in shares)	2,955
Repurchased outstanding shares percentage	0.01%
Repurchased investment (in USD per shares)	$ 27.03
Shares repurchased, value	$ 78
Class I Shares
Investment Company, Changes in Net Assets [Line Items]
Shares repurchased (in shares)		2,955
Shares repurchased, value		$ 78